Commitments (Tables)	12 Months Ended
Jun. 30, 2022
Commitments [Abstract]
Summary of Expenditure Commitments Relating to Services for Clinical Trial and Intellectual Property License Agreements	Expenditure commitments relating to these, and intellectual property license agreements are payable as follows:

	2022	2021	2020

	US$	US$	US$
Within one year	39,947,900	26,377,778	7,660,325
After one year but not more than five years	8,007,202	2,347,060	293,815
After more than five years	45,000	—	75,000
	48,000,102	28,724,838	8,029,140

Summary of Commercial Commitments
(ii)	Commercial commitments
	2022	2021	2020

	US$	US$	US$
Within one year	507,874	—	—
After one year but not more than five years	—	—	—
After more than five years	—	—	—
	507,874	—	—